Average Annual Total Returns - Nasdaq-100 Index Fund	None 1 Year	None 5 Years	None 10 Years	Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	47.94%	23.55%	19.96%	48.88%	24.27%	20.63%